Trade receivables, other assets, prepaid expenses and Tax receivables - Summary of other assets and prepaid expenses (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Current receivables from financing activities	€ 5,693	€ 4,487
Non-current receivables from financing activities	6,838	4,507
Receivables from financing activities at amortized cost	12,531	8,994
Current other receivables	5,119	4,311
Other non-current receivables	1,391	1,628
Other receivables at amortized cost	6,510	5,939
Current defined benefit plan assets	39	24
Non-current defined benefit plan assets	924	886
Defined benefit asset	963	910
Derivative operating assets - current	256	157
Derivative operating assets - non-current	17	51
Derivative operating assets	273	208
Current prepaid expenses and other	1,866	1,309
Non-current prepaid expenses and other	491	622
Prepaid expenses and other	2,357	1,931
Other current assets and prepaid expenses	12,973	10,288
Other non-current assets and prepaid expenses	9,661	7,694
Total other assets and prepaid expenses	€ 22,634	€ 17,982